UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to ________________

Date of Report (Date of earliest event reported) _________________________

Commission File Number of securitizer:________________________________

Central Index Key Number of securitizer:_______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001696356

Verus Securitization Trust 2018-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001741613

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg

(202) 534-1815

 Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.1

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

1 This Form ABS-15G Report serves as a supplemental filing under Rule 15Ga-2 for Verus Securitization Trust 2018-2 (the “Issuer”) and sets forth additional third-party due diligence reports obtained by the Issuer. The initial filing was made on June 15, 2018 and can be found at: https://www.sec.gov/Archives/edgar/data/1696356/000114420418034437/0001144204-18-034437-index.htm.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Due Diligence Executive Summary (Additional Pool)
99.3	AMC Data Compare
99.4	AMC Data Compare (Additional Pool)
99.5	AMC Exception Grades
99.6	AMC Exception Grades (Additional Pool)
99.7	AMC Rating Agency Grades
99.8	AMC Rating Agency Grades (Additional Pool)
99.9	AMC Valuation Report
99.10	AMC Valuation Report (Additional Pool)
99.11	AMC QM-ATR Diligence Report
99.12	AMC QM-ATR Diligence Report (Additional Pool)
99.13	Covius, LLC and Covius Real Estate Services, LLC (collectively, “Covius”) Executive Summary
99.14	Covius Data Compare Report
99.15	Covius Rating Agency Exceptions Report
99.16	Covius Rating Agency Report Grades
99.17	Covius Valuation Report
99.18	Covius ATR QM Data Fields

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 6, 2018

IRP DEPOSITOR, LLC

By:	/s/ Michael W. Warden
Name: Michael W. Warden Title: Chief Executive Officer